FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
Assets (liabilities) measured at fair value on a recurring basis

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Assets (liabilities) measured at fair value on a recurring basis as at December 31, 2018 include:

				Aggregate
	Level 1	Level 2	Level 3	Fair Value
Equity investments at FVOCI	$155.9	$—	$—	$155.9
Derivative contracts:
Foreign currency forward and collar contracts	—	(21.8)	—	(21.8)
Energy swap contracts	—	(8.6)	—	(8.6)
Total return swap contracts	—	3.2	—	3.2
	$155.9	$(27.2)	$—	$128.7

Summary of information about derivative contracts outstanding

	December 31, 2018		December 31, 2017
	Asset / (Liability)		Asset / (Liability)
	Fair Value	AOCI	Fair Value	AOCI
Currency contracts
Foreign currency forward and collar contracts (a) (i)	$(21.8)	$(15.8)	$6.1	$4.4

Commodity contracts
Energy swap contracts (b) (ii)	(8.6)	(7.5)	12.9	9.8

Other contracts
Total return swap contracts (iii)	3.2	—	0.6	—
Total all contracts	$(27.2)	$(23.3)	$19.6	$14.2

Unrealized fair value of derivative assets
Current	$3.8		$17.0
Non-current	0.8		3.9
	$4.6		$20.9

Unrealized fair value of derivative liabilities
Current	$(22.2)		$(1.1)
Non-current	(9.6)		(0.2)
	$(31.8)		$(1.3)
Total net fair value	$(27.2)		$19.6

(a)	Of the total amount recorded in AOCI at December 31, 2018, $(13.3) million will be reclassified to net earnings within the next 12 months as a result of settling the contracts.
(b)	Of the total amount recorded in AOCI at December 31, 2018, $(2.9) million will be reclassified to net earnings within the next 12 months as a result of settling the contracts.

Summary of foreign currency forward and collar contracts outstanding

Foreign currency	2019	2020	2021
Brazilian real forward buy contracts (in millions of U.S. dollars)	$36.0	$—	$—
Average price (Brazilian reais)	3.66	—	—
Brazilian real zero cost collar contracts (in millions of U.S. dollars)	$134.4	$95.6	$12.4
Average put strike (Brazilian reais)	3.45	3.73	4.10
Average call strike (Brazilian reais)	3.75	4.18	5.10
Canadian dollar forward buy contracts (in millions of U.S. dollars)	$58.5	$14.4	$—
Average rate (Canadian dollars)	1.28	1.31	—
Russian rouble zero cost collar contracts (in millions of U.S. dollars)	$54.0	$13.5	$—
Average put strike (Russian roubles)	58.9	65.0	—
Average call strike (Russian roubles)	69.6	78.4	—

Summary of energy swap contracts outstanding

Energy	2019	2020	2021
WTI oil swap contracts (barrels)	864,451	590,400	174,000
Average price (U.S. dollars)	$51.73	$56.21	$58.84